Change in Fiscal Year End	12 Months Ended
Jun. 30, 2015
Change in Fiscal Year End [Abstract]
Change in fiscal year end
3	Change in fiscal year end

On July 21, 2014, the Board of Directors of the Company approved a change in the Company’s fiscal year end from December 31 to June 30. As a result of this change, the Company has prepared consolidated financial statements for the years ended June 30, 2015 and 2014. References to any of the Company’s 2013 or earlier fiscal years mean the fiscal year ending December 31 of that calendar year.